INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 7:-	INTANGIBLE ASSETS, NET

		Useful life	December 31,
		(years)	2017	2018
a.	Impaired cost:
	Acquired technology and license	5 - 10	$19,857	$19,857
	Customer relationship	4.5 - 9	4,750	4,750

			24,607	24,607
	Accumulated amortization:
	Acquired technology and license		18,008	18,655
	Customer relationship		4,599	4,699

			22,607	23,354

	Amortized cost		$2,000	$1,253

b.	Amortization expenses related to intangible assets amounted to $1,192, $832 and $ 747 for the years ended December 31, 2016, 2017 and 2018, respectively.

c.	Expected amortization expenses are as follows:

Year ending December 31,

2019	$352
2020	332
2021	284
2022	272
Thereafter	13

$1,253